Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Financial assets:
Cash and cash equivalents	$ 2,081	$ 3,574	$ 12,945
Trade receivables	43	60
Government authorities	100	45	77
Other receivables	715	86	622
Investments in financial assets	849	730
Total financial assets at amortized cost	3,778	4,495	13,644
Financial liabilities:
Credit from others		102
Warrants liability	1,714	2,737	10,252
Lease liability		27	45
Total financial and lease liabilities	$ 1,714	$ 2,866	$ 10,297